Employee Benefits	12 Months Ended
Jan. 28, 2012
Employee Benefits

7. Employee Benefits

In October 2009, the Company adopted a Profit Sharing and 401(k) Plan (the “Plan”) under which full-time and part-time employees become eligible to participate following twelve consecutive months of employment. Eligible employees may elect to contribute a percentage of their earnings to the 401(k) component of the Plan, and the Company makes a discretionary contribution to the Plan based on the contribution of the employees. The Profit Sharing component of the Plan is entirely funded by the Company at its sole discretion. Effective January 1, 2011, the 401(k) component of the Plan was amended whereby the Company will make matching contributions equal to 100% of the first 3% of employee contributions and 50% of the next 2% of employee contributions. For the fiscal years ended January 28, 2012, January 29, 2011 and January 30, 2010, the Company’s matching contributions were $0.2 million, $0.1 million and less than $0.1 million, respectively.